Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2015	2014	2013
Interest bearing
checking accounts	$448	365	329
Savings accounts	2,468	2,662	3,333
Time deposits and
money market accounts	12,067	11,064	10,138
Total	$14,983	14,091	13,800

At December 31, 2015, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$778,133
1 to 2 years	290,246
2 to 3 years	20,302
3 to 4 years	16,187
4 to 5 years	2,851
Over 5 years	211
$1,107,930

Included in total time deposits as of December 31, 2015 and 2014 is $ 98.7 million and $85.3 million in time deposits with balances in excess of $250,000.